Other Reserves (Details) - AUD ($)						12 Months Ended
	Nov. 11, 2025	Sep. 25, 2024	Sep. 21, 2024	Sep. 20, 2024	Mar. 16, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Reserves [Line Items]
Performance rights, description						During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.
Estimated fair value						$ 11,932
Shares issued						322,848,081	233,959,013	227,998,346	227,798,346
Mr.Paul Brennan [Member]
Other Reserves [Line Items]
Granted option	1,000,000				1,000,000
Estimated fair value						$ 12,896
Mr. Steven Lydeamore [Member]
Other Reserves [Line Items]
Granted option				2,736,515
Shares issued							1,147,083
Dr. Jerry Kanellos [Member]
Other Reserves [Line Items]
Granted option			1,088,535
Mr. Flavio Palumbo [Member]
Other Reserves [Line Items]
Granted option		985,883
Dr. Jeannette Joughin [Member]
Other Reserves [Line Items]
Granted option	1,000,000
Issuing shares (in Dollars)						$ 965
Daniel Pollock [Member]
Other Reserves [Line Items]
Granted option	1,000,000
Ravi Savarirayan [Member]
Other Reserves [Line Items]
Granted option	1,000,000